Goodwill and other intangible assets - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 16,032	$ 16,660
Cost
Disclosure of detailed information about intangible assets [line items]
Goodwill	18,282	18,542	$ 17,557
Additions	155	1,436
Integrated Gas
Disclosure of detailed information about intangible assets [line items]
Goodwill	4,900	4,900
Upstream
Disclosure of detailed information about intangible assets [line items]
Goodwill	5,300	5,400
Marketing
Disclosure of detailed information about intangible assets [line items]
Goodwill	4,300	$ 4,400
BG Group Plc | Integrated Gas
Disclosure of detailed information about intangible assets [line items]
Goodwill	4,945
BG Group Plc | Upstream
Disclosure of detailed information about intangible assets [line items]
Goodwill	5,294
BG Group Plc | Oil Products
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 1,605